PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT
	Buses Available for Lease (a)	Office Equipment	Right- of-Use Asset	Vehicles	Land (b)	Plant and Equipment	Total
	$	$	$	$	$	$	$
Cost
At December 31, 2019	3,214	647	517	276	—	—	4,654
Additions	88	136	63	68	—	70	425
Disposals	(435)	—	—	—	—	—	(435)
Foreign exchange	57	11	11	6	—	—	85
At December 31, 2020	2,924	794	591	350	—	70	4,729
Additions	3,522	1,109	27	—	1,760	3,922	10,340
Disposals	(2,350)	—	—	—	—	—	(2,350)
Foreign exchange	19	3	2	1	—	—	25

At December 31, 2021	4,115	1,906	620	351	1,760	3,992	12,774

Accumulated Amortization
At December 31, 2019	657	202	151	155	—	—	1,165
Disposals	(146)	—	—	—	—	—	(146)
Depreciation	257	58	150	32	—	—	497
Foreign exchange	23	7	11	5	—	—	46
At December 31, 2020	791	267	312	192	—	—	1,562
Disposals	(319)	—	—	—	—	—	(319)
Depreciation	369	66	193	42	—	—	670
Foreign exchange	(2)	—	(1)	—	—	—	(3)

At December 31, 2021	839	333	504	234	—	—	1,910

Carrying Value
December 31, 2020	2,133	527	279	158	—	70	3,167
December 31, 2021	3,276	1,573	116	117	1,760	3,992	10,834